Share Capital - Schedule of Reconciliation of Change in Number of Authorized Shares, Shares Issued and Fully Paid, Treasury Shares and Shares Outstanding (Details) - shares	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Disclosure of classes of share capital [line items]
Issued and fully paid shares, beginning balance	130,144	130,144
Issued and fully paid shares, ending balance	130,144	130,144
Common Stock
Disclosure of classes of share capital [line items]
Authorized shares, beginning balance	216,742,000	216,742,000
Authorized shares, ending balance	216,742,000	216,742,000
Issued and fully paid shares, beginning balance	199,500,000	199,500,000
Issued and fully paid shares, ending balance	199,500,000	199,500,000
Number of shares outstanding at beginning of period	190,015,729	189,333,465
Number of shares outstanding at end of period	190,227,932	190,015,729
Common Stock | ADS Options Exercised
Disclosure of classes of share capital [line items]
Number of options exercised	771,756	747,178
Common Stock | GDR Buy-back Program
Disclosure of classes of share capital [line items]
Number of shares repurchased		(64,914)
Common Stock | ADS Buy-back Program
Disclosure of classes of share capital [line items]
Number of shares repurchased	(559,553)
Common Stock | Treasury Shares
Disclosure of classes of share capital [line items]
Treasury shares, beginning balance	(9,484,271)	(10,166,535)
Treasury shares, ending balance	(9,272,068)	(9,484,271)
Common Stock | Treasury Shares | ADS Options Exercised
Disclosure of classes of share capital [line items]
Number of options exercised	771,756	747,178
Common Stock | Treasury Shares | GDR Buy-back Program
Disclosure of classes of share capital [line items]
Number of shares repurchased		(64,914)
Common Stock | Treasury Shares | ADS Buy-back Program
Disclosure of classes of share capital [line items]
Number of shares repurchased	(559,553)